Operating expense - Summary of Depreciation and Amortization have Charged in Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	$ (3,976)	$ (4,575)		$ (5,508)
Amortization	(5,553)	(4,021)	[1]	(2,828)	[1]
Cost of revenue
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	0	0		0
Amortization	(5,266)	(3,524)		(2,099)
Research and development costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(1,649)	(1,961)		(2,494)
Amortization	0	0		0
Selling and marketing costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(1,226)	(1,349)		(1,468)
Amortization	0	0		0
General and administrative costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(1,101)	(1,265)		(1,546)
Amortization	$ (287)	$ (497)		$ (729)

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.